Equity (Details) - USD ($)				1 Months Ended			12 Months Ended
	Jul. 29, 2025	Feb. 05, 2025	Jan. 21, 2025	Jul. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Jul. 31, 2025	Jul. 31, 2024	Oct. 28, 2024
Equity [Line Items]
Ordinary shares, outstanding (in Shares)				1,313,373			1,313,373	662,081
Ordinary shares, issued (in Shares)				1,313,373			1,313,373	662,081
Granted ordinary shares (in Shares)									7,850,000
Additional paid-in capital	$ 1,986,565	$ 2,128,244		$ 3,611,000			$ 3,611,000
Ordinary shares issued an aggregate (in Shares)				301,932
Ordinary price per share (in Dollars per share)		$ 18	$ 22.5
Net proceeds							4,774,895
Net proceeds	$ 1,992,000	$ 2,129,824
Additional paid-in capital				$ 45,095,981			45,095,981	$ 32,599,985
Additional paid-in capital for capital contribution				3,611,000			3,611,000
Additional paid-in capital for exercise of warrants				$ 8,884,996			$ 8,884,996
Pre-funded warrants [Member]
Equity [Line Items]
Ordinary shares issued an aggregate (in Shares)					87,778
Common Stock [Member]
Equity [Line Items]
Ordinary shares, outstanding (in Shares)				1,313,373			1,313,373	662,081
Ordinary shares, issued (in Shares)				1,313,373			1,313,373	662,081
Additional paid-in capital				$ 4,771,075			$ 4,771,075
Ordinary shares issued an aggregate (in Shares)	301,932	87,778	212,222			212,222	601,983	105,862
Ordinary price per share (in Dollars per share)	$ 6.624
Gross proceeds	$ 2,000,000	$ 2,500,000
Common Stock [Member] | Pre-funded warrants [Member]
Equity [Line Items]
Ordinary shares issued an aggregate (in Shares)		49,309
Common Stock [Member] | Restricted Warrants [Member]
Equity [Line Items]
Ordinary shares issued an aggregate (in Shares)		137,086